INVENTORIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

At June 30, 2016 and December 31, 2015 inventories consisted of the following:

	June 30,	December 31,
	2016	2015
Product Inventory: Clocks and Watches	$969,565	$1,017,220
Product Inventory: Other Inventory	46,367	36,670
Total Inventory Balance	$1,015,932	$1,053,890

NOTE 4 – INVENTORIES

At December 31, 2015 and December 31, 2014 inventories consisted of the following:

	2015	2014
Product Inventory: Clocks & Watches	$1,017,220	$769,960
Product Inventory: Other Inventory	36,670	6,488
Total Inventory Balance	$1,053,890	$776,448